Long-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
Schedule of changes in long-term investments
Long-term investments consist of investments in privately held companies. The following table sets forth the changes in the Group’s Long-term investments:

	Cost Method	Equity Method	Total
	RMB	RMB	RMB
Balance as of December 31, 2017	—	6,439	6,439

Investments made	35,000	19,259	54,259
Loss from equity method investments	—	(2,652)	(2,652)
Less: Foreign currency translation adjustments	—	(8)	(8)

Balance as of December 31, 2018	35,000	23,038	58,038
Investments made	50,000	6,500	56,500
Loss from equity method investments	—	(8,149)	(8,149)
Less: Foreign currency translation adjustments	—	2,214	2,214

Balance as of December 31, 2019	85,000	23,603	108,603